Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net loss	$ (175)	$ (287)	$ (7,121)	$ (7,550)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Non-cash stock-based compensation expense	499	1,832	412	212
Non-cash change in fair value of Series B warrant	26	78	79
Bad debt expense	110	345	870	161
Deferred income taxes	(483)	(481)
Depreciation and amortization	236	759	223	146
Amortization of discount on long-term debt			12	13
Amortization of deferred financing fees		12	13	13
Changes in assets and liabilities, net of acquired balances:
Accounts receivable	(2,640)	(15,341)	(14,370)	(4,366)
Prepaid expenses and other current assets	(92)	(1,027)	(294)	4
Other assets	(162)	(399)	(84)
Accounts payable and accrued expenses	130	1,817	716	64
Accrued cost of revenue	575	7,942	7,436	3,879
Accrued payroll and payroll related expenses	(284)	2,005	1,276	1,171
Deferred revenue	(259)	(194)	329	(13)
Other long-term liabilities	143	181	20	93
Net cash and cash equivalents used in operating activities	(2,376)	(2,758)	(10,483)	(6,173)
Cash flows from investing activities
Payments for acquisitions, net of cash acquired	(2,060)	(2,060)	(72)
Purchases of property and equipment	(931)	(3,528)	(640)	(79)
Net cash and cash equivalents used in investing activities	(2,991)	(5,588)	(712)	(79)
Cash flows from financing activities
Repayment of long-term debt			(2,250)	(750)
Payment of deferred financing fees		(57)
Payment of deferred offering costs	(45)	(1,985)
Proceeds from exercises of stock options	87	166	127	53
Issuance of preferred shares, less offering costs			27,459	15,920
Repurchase and retirement of common shares	(827)	(827)	(5,505)
Net cash and cash equivalents (used in) provided by financing activities	(785)	(2,703)	19,831	15,223
Effect of exchange rates on cash and cash equivalents	6	(47)	(4)
Net (decrease) increase in cash and cash equivalents	(6,146)	(11,096)	8,632	8,971
Cash and cash equivalents, beginning of the period	27,803	27,803	19,171	10,200
Cash and cash equivalents, end of the period	21,657	16,707	27,803	19,171
Supplemental disclosure of cash flow information
Cash paid for interest		17	27	126
Supplemental disclosure of noncash investing and financing activities
Issuance of common stock in connection with the Condaptive acquisition	75	75
Accretion of dividends on redeemable convertible preferred stock	2,469	5,022	2,933	1,793
Accretion of issuance costs on redeemable convertible preferred stock	17	31	27	13
Series C preferred stock
Cash flows from financing activities
Issuance of preferred shares, less offering costs				15,920
Series D preferred stock
Cash flows from financing activities
Issuance of preferred shares, less offering costs			$ 27,459